Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Income Before Provision for Income Taxes

Income before provision for income taxes is attributable to the following geographic locations for the years ended December 31, 2024, 2023 and 2022:

	For the Years Ended December 31,
	2024	2023	2022
Cayman Islands	$793,358	$601,397	$-
PRC	2,221,539	1,836,171	933,868
United States	(2,184,008)	(2,284,564)	(2,212,526)
Total income (loss) before income taxes	$830,889	$153,004	$(1,278,658)

Schedule of Components of the Income Tax Provision

The components of the income tax provision were as follows:

For the Years Ended December 31,
	2024	2023	2022
Current tax provision
Cayman Islands	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	74,604	119,416	9,547
United States	-	-	-
	$74,604	$119,416	$9,547
Deferred tax provision
Cayman Islands	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
United States	-	-	-
	$-	$-	$-
Total income tax provisions	$74,604	$119,416	$9,547

Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate

Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the Years Ended December 31,
	2024	2023	2022
Income tax expense (benefit) computed based on PRC statutory rate	$207,722	$38,251	$(319,664)
Favorable tax rate and tax exemption impact in PRC entities (a)	(480,781)	(339,626)	(223,920)
Effect of rate differential for non-PRC entities	(110,979)	(58,967)	88,501
Change in valuation allowance	458,642	479,758	464,630
Total income tax provisions	$74,604	$119,416	$9,547

(a)	During the years ended December 31, 2024 and 2023, Xinjiang United Family and all its branch offices were subject to 25% income tax rate. During the year ended December 31, 2022, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, qualified as small-scaled minimal profit enterprise and subjected to a favorable tax rate of 2.5%. For the year ended December 31, 2024, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the years ended December 31, 2023 and 2022, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. The rest of the UFG entities were exempted from paying income tax. For the years ended December 31, 2024, 2023 and 2022, the tax saving as the result of the favorable tax rates and tax exemption amounted to $480,781, $339,626 and $223,920, respectively, and per share effect of the favorable tax rate and tax exemption was $0.03, $0.03 and $0.02, respectively.

Schedule of Deferred Tax Assets, Net

The Company’s deferred tax assets, net was comprised of the following:

	December 31, 2024	December 31, 2023
Net operating loss	$3,381,871	$2,923,229
Impairment of property and equipment	-	57,193
Total deferred tax assets	3,381,871	2,980,422
Valuation allowance	(3,381,871)	(2,980,422)
Total deferred tax assets, net	$-	$-

Schedule of Taxes Payable

Taxes payable consisted of the following:

	December 31, 2024	December 31, 2023
Income tax payable	$7,899	$33,628
Value added tax payable	2,440	-
Other taxes payable	38,373	62,548
Total taxes payable	$48,712	$96,176